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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment [x]; Amendment number: 1

This Amendment (Check only one):   [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     10/18/2006
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            80

Form 13F Information Table Value Total:    $3,256,842


                                     Page 1
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        The institutional investment manager filing this report
submits this Restatement of Form 13F previously filed on October 17, 2006 for the Quarter Ended September 30, 2006. Due to a systems error, certain securities' positions reported on previous filing were understated.


List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.



                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO HLDGS ADR             ADR              000937102    56917  1947894  SH      SOLE               1947894
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    20628   335464  SH      SOLE                335464
DIAGEO PLC-SPONSORED ADR       ADR              25243Q205    52550   739726  SH      SOLE                739726
ENI SPONSORED ADR              ADR              26874R108      452     7600  SH      SOLE                  7600
GALLAHER GROUP PLC             ADR              363595109      425     6500  SH      SOLE                  6500
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    59121  1110664  SH      SOLE               1110664
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      26898   689695  SH      SOLE                689695
HEINEKEN NV ADR                ADR              2419176      45917  2009869  SH      SOLE               2009869
INDUSTRIAS BACHOCO SA - SP     ADR              456463108     2336   105000  SH      SOLE                105000
KOREA ELECTRIC POWER           ADR              500631106      366    18700  SH      SOLE                 18700
NOVARTIS AG ADR                ADR              66987V109    14675   251117  SH      SOLE                251117
SANOFI-AVENTIS ADR             ADR              80105N105    42206   949096  SH      SOLE                949096
SK TELECOM - ADR               ADR              78440P108    42672  1805820  SH      SOLE               1805820
UNILEVER (UL)                  ADR              904767704    11775   474594  SH      SOLE                474594
UNILEVER (UN)                  ADR              904784709    44855  1827826  SH      SOLE               1827826
HEINEKEN HOLDING NV            COM              B0CCH46     344427  8773723  SH      SOLE               8773723
ENNSTONE PLC                   COM              0178725       4854  5470500  SH      SOLE               5470500
LLOYDS TSB GROUP PLC           COM              0870612      75333  7475330  SH      SOLE               7475330
HONDA MOTOR CO LTD             COM              6435145       1258    37400  SH      SOLE                 37400
KRAFT INC.( New )              COM              6486046        191    11800  SH      SOLE                 11800
21ST CENTURY INS GROUP         COM              90130N103     2746   183683  SH      SOLE                183683
ACMAT CORP CLASS A             COM              004616207      843    51890  SH      SOLE                 51890
ALLIED IRISH BANKS PLC         COM              019228402      411     7600  SH      SOLE                  7600
ALTRIA GROUP, INC.             COM              02209S103      870    11363  SH      SOLE                 11363
AMERICAN EXPRESS COMPANY       COM              025816109   119212  2125751  SH      SOLE               2069207          565440
AMERICAN NATIONAL INSURANCE CO COM              028591105    62702   540998  SH      SOLE                516317          246810
ANHEUSER-BUSCH COS. INC.       COM              035229103     1245    26200  SH      SOLE                 26200
AT&T INC                       COM              00206R102      451    13865  SH      SOLE                 13865
BANK OF AMERICA CORP COM       COM              060505104    71126  1327723  SH      SOLE               1228723          990000
BAUSCH & LOMB                  COM              071707103    19702   393010  SH      SOLE                320010          730000
BERKSHIRE HATHAWAY INC DEL     COM              084670108    18106      189  SH      SOLE                   189
BLOUNT INTERNATIONAL INC       COM              951801059     5306   529580  SH      SOLE                529580
COMCAST CORP - CLASS A         COM              20030N101      841    22793  SH      SOLE                 22793
COMCAST CORP SPECIAL CLASS A   COM              20030N200   147003  3993554  SH      SOLE               3656554          337000
COMMONWEALTH TELEPHONE ENTPRS  COM              203349105     7409   179699  SH      SOLE                179699
CONOCOPHILLIPS                 COM              20825c104      595    10000  SH      SOLE                 10000
DOLLAR THRIFTY AUTOMOTIVE      COM              256743105     6801   152583  SH      SOLE                152583
DOW CHEMICAL COMPANY           COM              260543103      423    10850  SH      SOLE                 10850

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    14385   586648  SH      SOLE                419394          167254
EXXON MOBIL CORPORATION        COM              30231G102      240     3584  SH      SOLE                  3584
FEDERATED INVESTORS INC (PA.)  COM              314211103    71435  2112835  SH      SOLE               2020835           92000
FIRST LONG ISLAND CORP - NY    COM              320734106     2191    50044  SH      SOLE                 50044
FISHER COMPANIES INC           COM              337756209      242     5824  SH      SOLE                  5824
G & K SERVICES INC             COM              361268105     1461    40115  SH      SOLE                 40115
GATX CORP                      COM              361448103     4687   113301  SH      SOLE                113301
GENERAL ELECTRIC CO            COM              369604103      773    21905  SH      SOLE                 21905
GENUINE PARTS CO               COM              372460105      441    10225  SH      SOLE                 10225
GORMAN-RUPP CO                 COM              383082104    13558   414626  SH      SOLE                414626
GREAT AMERN FINL RES INC       COM              389915109    14245   680615  SH      SOLE                680615
KRAFT FOODS INC-A              COM              50075n104      303     8500  SH      SOLE                  8500
LEUCADIA NATIONAL CORP         COM              527288104    18282   698576  SH      SOLE                698576
MB FINANCIAL, INC.             COM              55264U108      955    25911  SH      SOLE                 25911
MBIA INC                       COM              55262C100   140626  2288839  SH      SOLE               2172239          116600
NATIONAL WESTERN LIFE INS CO   COM              638522102    39008   169679  SH      SOLE                169679
PNC FINANCIAL SERVICES GROUP I COM              693475105    98306  1357068  SH      SOLE               1306068           51000
POPULAR INC.                   COM              733174106    51338  2640868  SH      SOLE               2640868
PROQUEST COMPANY               COM              74346p102    22211  1705878  SH      SOLE               1510488          195390
RAMCO GERSHENSON PROPERTIES TR COM              751452202     5239   163963  SH      SOLE                163963
RAYONIER INC                   COM              754907103    21254   562285  SH      SOLE                562285
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      577    13280  SH      SOLE                 13280
SHERWIN WILLIAMS CO            COM              824348106      435     7800  SH      SOLE                  7800
STEPAN CO                      COM              858586100     2088    71418  SH      SOLE                 71418
TECUMSEH PRODUCTS COMPANY CLAS COM              878895200      277    18243  SH      SOLE                 18243
TORCHMARK CORP                 COM              891027104   104997  1663710  SH      SOLE               1663710
TRANSATLANTIC HLDGS            COM              893521104   136099  2252925  SH      SOLE               2106601         1463240
TRIBUNE CO                     COM              896047107    38290  1170226  SH      SOLE               1089106           81120
TRUSTMARK CORPORATION          COM              898402102      893    28400  SH      SOLE                 28400
UNIFIRST CORP                  COM              904708104    47088  1507287  SH      SOLE               1400602          106685
URSTADT BIDDLE PROPERTIES INC. COM              917286106      257    15000  SH      SOLE                 15000
UST INC                        COM              902911106      907    16550  SH      SOLE                 16550
VERIZON COMMUNICATIONS         COM              92343V104      769    20718  SH      SOLE                 20718
WAL-MART STORES INC            COM              931142103   115731  2346537  SH      SOLE               2195727          150810
WELLS FARGO & COMPANY          COM              949746101    79509  2197588  SH      SOLE               2197588
AMERICAN INT'L GROUP           COM              026874107   413252  6236823  SH      SOLE               6062123          174700
BRISTOL MYERS SQUIBB CO        COM              110122108    29752  1193914  SH      SOLE               1026914          167000
COCA COLA FEMSA                COM              191241108   115118  3681406  SH      SOLE               3509906          171500
JOHNSON & JOHNSON              COM              478160104    24894   383336  SH      SOLE                383336
NATUZZI SPA                    COM              63905A101    29252  4040263  SH      SOLE               4040263
PFIZER INC                     COM              717081103   211414  7454663  SH      SOLE               7274663          180000
SUN-TIMES MEDIA GROUP,INC.     COM              86688Q100    70414 10701260  SH      SOLE             107012600